Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 09, 2020	Sep. 08, 2020	Apr. 01, 2020	Jul. 23, 2019
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Goodwill	$ 83,979	$ 83,979	$ 83,979
Taurus Acquisition [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Cash and other assets				$ 47
Intangible assets with finite-life – core technologies				5,155
Business combination recognized identifiable assets acquired and liabilities assumed assets				$ 5,202
xCella Acquisition [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Cash and other assets					$ 240
Accrued liabilities					(142)
Deferred tax liabilities, net					(320)
Intangible assets with finite-life – core technologies					7,298
Business combination recognized identifiable assets acquired and liabilities assumed assets					$ 7,076
Icagen Acquisition [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Property and equipment, net						$ 1,173
Prepaids and other assets						588
Liabilities assumed						(812)
Deferred revenue						(3,685)
Deferred tax assets, net						821
Acquired intangibles						12,800
Goodwill						9,055
Recognized identified assets acquired and liabilities assumed						$ 19,940
Ab Initio Acquisition [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Cash and other assets							$ 28
Accounts payable and accrued liabilities							(83)
Deferred tax liabilities, net							(196)
Goodwill							4,862
Recognized identified assets acquired and liabilities assumed							12,011
Ab Initio Acquisition [Member] | Technology-Based Intangible Assets [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Intangible assets with finite-life – core technologies							$ 7,400